Transfers of Financial Assets - Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets pledged for general account and contingent liabilities [member]
Disclosure of financial assets [line items]
General account (contingent) liabilities	€ 2,664	€ 4,844
Collateral pledged	3,726	6,694
Net exposure	(1,061)	(1,849)
Non-cash collateral that can be sold or repledged by the counterparty
Assets pledged for repurchase agreements [member]
Disclosure of financial assets [line items]
Cash received on repurchase agreements	719	322
Collateral pledged (transferred financial assets)	718	325
Net exposure		€ (3)